Cover	Nov. 14, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 14, 2022
Entity File Number	001-34260
Entity Registrant Name	CHINA GREEN AGRICULTURE, INC.
Entity Central Index Key	0000857949
Entity Tax Identification Number	36-3526027
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3rd floor
Entity Address, Address Line Two	Borough A, Block A
Entity Address, Address Line Three	No. 181, South Taibai Road
Entity Address, City or Town	Xi’an
Entity Address, Country	CN
Entity Address, Postal Zip Code	710065
City Area Code	+86
Local Phone Number	29-88231591
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CGA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false